Auditor's remuneration	12 Months Ended
Dec. 31, 2025
Auditor's remuneration.
Auditor's remuneration

4 Auditor’s remuneration

	2023 GBPm	2024 GBPm	2025 GBPm
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.9
Payable to the auditors of the Group’s subsidiaries	8.0	7.5	7.8
Audit services	8.9	8.4	8.7
Audit-related assurance services	0.5	0.4	0.3
Other assurance services	0.2	0.5	0.7
Total auditor’s remuneration	9.6	9.3	9.7

The previously reported 2024 fees paid to EY for audit services have been revised to include final fees for statutory audits which took place subsequent to the audit of the RELX consolidated financial statements.